Severance Indemnities And Pension Plans (Schedule Of Projected Benefit Obligations, Accumulated Benefit Obligations, And Fair Value Of Plan Assets For Which Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 1,332,424	¥ 115,835
Accumulated benefit obligations	1,308,177	110,342
Fair value of plan assets	1,247,873	69,059
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	209,930	27,588
Accumulated benefit obligations	193,899	26,927
Fair value of plan assets	¥ 164,314	¥ 12,750